Provisions - Summary of Silicosis Settlement Costs (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ZAR (R)
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	$ 13.1		$ 18.3
Changes in estimates	(2.2)		(0.7)	$ 0.3
Unwinding of provision recognised as finance expense	1.0		1.1
Payment	(0.7)		(4.4)
Translation	(0.7)		(1.2)
Balance at end of the year	10.5		13.1	$ 18.3
Current portion of silicosis settlement costs	(1.3)		(0.6)
Non-current portion of silicosis settlement costs	9.2		12.5
Silicosis
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	13.1	R 209.6
Balance at end of the year	10.5	R 178.9	13.1
Current portion of silicosis settlement costs	(1.3)		(0.6)
Non-current portion of silicosis settlement costs	9.2		$ 12.5
Nominal Amount Provision For Silicosis Settlement Costs	$ 14.4				R 244.7
Silicosis | Government bonds
Reconciliation of changes in other provisions [abstract]
Discount rate on government bonds	9.22%		7.83%		9.22%